Health Care Costs Payable - Incurred and Paid Health Care Claims Development (Details) - Health Insurance Product Line - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Claims Development [Line Items]
Incurred Health Care Claims, Net of Reinsurance	$ 131,444
Cumulative Paid Health Care Claims, Net of Reinsurance	121,714
All outstanding liabilities for health care costs payable prior to 2021, net of reinsurance	196
Total outstanding liabilities for health care costs payable, net of reinsurance	9,926
2021
Claims Development [Line Items]
Incurred Health Care Claims, Net of Reinsurance	62,259	$ 62,830
Cumulative Paid Health Care Claims, Net of Reinsurance	62,144	$ 54,600
2022
Claims Development [Line Items]
Incurred Health Care Claims, Net of Reinsurance	69,185
Cumulative Paid Health Care Claims, Net of Reinsurance	$ 59,570